23. Subsequent events	12 Months Ended
Dec. 31, 2015
Subsequent events

The Company has evaluated all events or transactions that occurred through the date the consolidated financial statements were issued, and has determined that there were no material recognizable nor subsequent events or transactions which would require recognition or disclosure in the consolidated financial statements.

ZHEJIANG JIAHUAN
Subsequent events

The Company has evaluated all events or transactions that occurred through the date the consolidated financial statements were issued, and has determined that there were no material recognizable nor subsequent events or transactions which would require recognition or disclosure in the consolidated financial statements.

ZHEJIANG TIANLAN
Subsequent events

On January 5, 2016, the board of director approved the issuance and allotment of 1,600,000 ordinary shares at a price RMB 2.80 per shares, which in the aggregative amount the gross proceeds of RMB 4,480,000 to the existing shareholders. The share allotment was no material effect to the consolidated financial statement of the Company as at December, 2015.

The Company has evaluated all events or transactions that occurred through the date the consolidated financial statements were issued, and has determined that there were no material recognizable nor subsequent events or transactions which would require recognition or disclosure in the consolidated financial statements.